Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Grant revenue	$ 882,956	$ 2,417,550	$ 2,657,327
Operating expenses:
Research and development	1,812,969	2,914,878	3,043,522
General and administrative	1,807,605	1,792,160	1,752,765
Total operating expenses	3,620,574	4,707,038	4,796,287
Loss from operations	(2,737,618)	(2,289,488)	(2,138,960)
Other income:
Interest income	4,063	4,545	3,820
Total other income	4,063	4,545	3,820
Net loss	$ (2,733,555)	$ (2,284,943)	$ (2,135,140)
Basic and diluted:
Loss per common share (in dollars per share)	$ (0.10)	$ (0.11)	$ (0.12)
Weighted average shares outstanding (in shares)	26,645,140	21,212,327	18,315,669